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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23665

Invesco Dynamic Credit Opportunity Fund

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Taylor V. Edwards, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/21 – 6/30/22

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23665
Reporting Period: 07/01/2021 - 06/30/2022
Invesco Dynamic Credit Opportunity Fund

=Invesco Dynamic Credit Opportunity Fund========================================

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q605
Meeting Date: APR 27, 2022   Meeting Type: Annual
Record Date: MAR 23, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

--------------------------------------------------------------------------------

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q167
Meeting Date: APR 27, 2022   Meeting Type: Annual
Record Date: MAR 23, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

--------------------------------------------------------------------------------

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q209
Meeting Date: APR 27, 2022   Meeting Type: Annual
Record Date: MAR 23, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

--------------------------------------------------------------------------------

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q118
Meeting Date: APR 27, 2022   Meeting Type: Annual
Record Date: MAR 23, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

--------------------------------------------------------------------------------

Bally's Corporation

Ticker: BALY                 Security ID: 05875B106
Meeting Date: MAY 17, 2022   Meeting Type: Annual
Record Date: MAR 21, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Soohyung Kim             For       Withhold     Management
1b    Elect Director Robeson M. Reeves        For       For          Management
1c    Elect Director James A. Ryan            For       For          Management
2     Ratify Deloitte & Touche, LLP as Audito For       For          Management
      rs
3     Advisory Vote to Ratify Named Executive For       Against      Management
       Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

--------------------------------------------------------------------------------

Caesars Entertainment, Inc.

Ticker: CZR                  Security ID: 12769G100
Meeting Date: JUN 14, 2022   Meeting Type: Annual
Record Date: APR 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary L. Carano           For       For          Management
1.2   Elect Director Bonnie S. Biumi          For       For          Management
1.3   Elect Director Jan Jones Blackhurst     For       For          Management
1.4   Elect Director Frank J. Fahrenkopf      For       For          Management
1.5   Elect Director Don R. Kornstein         For       For          Management
1.6   Elect Director Courtney R. Mather       For       For          Management
1.7   Elect Director Sandra D. Morgan         For       For          Management
1.8   Elect Director Michael E. Pegram        For       For          Management
1.9   Elect Director Thomas R. Reeg           For       For          Management
1.10  Elect Director David P. Tomick          For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

--------------------------------------------------------------------------------

iHeartMedia, Inc.

Ticker: IHRT                 Security ID: 45174J509
Meeting Date: MAY 10, 2022   Meeting Type: Annual
Record Date: MAR 17, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Cheryl Mills             For       For          Management
1.2   Elect Director Robert W. Pittman        For       For          Management
1.3   Elect Director James A. Rasulo          For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation

--------------------------------------------------------------------------------

McDermott International, Ltd

Ticker: MCDIF                Security ID: G5924V106
Meeting Date: JUN 14, 2022   Meeting Type: Annual
Record Date: APR 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Appoint Michael McKelvy as Chairman of  For       For          Management
      the Meeting
2.1   Elect Director Craig Broderick          For       Withhold     Management
2.2   Elect Director Neil Bruce               For       For          Management
2.3   Elect Director Barbara Duganier         For       For          Management
2.4   Elect Director Andrew Gould             For       For          Management
2.5   Elect Director Alan Hirshberg           For       For          Management
2.6   Elect Director Nils Larsen              For       For          Management
2.7   Elect Director Lee McIntire             For       For          Management
2.8   Elect Director Michael McKelvy          For       For          Management
2.9   Elect Director Paul Soldatos            For       For          Management
3     Amend Bye-Laws                          For       For          Management
4     Approve Ernst & Young LLP as Auditors a For       Against      Management
      nd Authorize Board to Fix Their Remuner
      ation

--------------------------------------------------------------------------------

McDermott International, Ltd

Ticker: MCDIF                Security ID: 58004K109
Meeting Date: JUN 14, 2022   Meeting Type: Annual
Record Date: APR 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Appoint Michael McKelvy as Chairman of  For       For          Management
      the Meeting
2.1   Elect Director Craig Broderick          For       Withhold     Management
2.2   Elect Director Neil Bruce               For       For          Management
2.3   Elect Director Barbara Duganier         For       For          Management
2.4   Elect Director Andrew Gould             For       For          Management
2.5   Elect Director Alan Hirshberg           For       For          Management
2.6   Elect Director Nils Larsen              For       For          Management
2.7   Elect Director Lee McIntire             For       For          Management
2.8   Elect Director Michael McKelvy          For       For          Management
2.9   Elect Director Paul Soldatos            For       For          Management
3     Amend Bye-Laws                          For       For          Management
4     Approve Ernst & Young LLP as Auditors a For       Against      Management
      nd Authorize Board to Fix Their Remuner
      ation

--------------------------------------------------------------------------------

NexTier Oilfield Solutions Inc.

Ticker: NEX                  Security ID: 65290C105
Meeting Date: JUN 14, 2022   Meeting Type: Annual
Record Date: APR 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Robert W. Drummond       For       For          Management
1b    Elect Director Stuart M. Brightman      For       Against      Management
1c    Elect Director Gary M. Halverson        For       For          Management
1d    Elect Director Patrick M. Murray        For       For          Management
1e    Elect Director Amy H. Nelson            For       For          Management
1f    Elect Director Melvin G. Riggs          For       For          Management
1g    Elect Director Bernardo J. Rodriguez    For       For          Management
1h    Elect Director Michael Roemer           For       For          Management
1i    Elect Director James C. Stewart         For       For          Management
1j    Elect Director Scott R. Wille           For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation

--------------------------------------------------------------------------------

Transocean Ltd.

Ticker: RIG                  Security ID: H8817H100
Meeting Date: MAY 12, 2022   Meeting Type: Annual
Record Date: APR 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and Statuto For       For          Management
      ry Reports
2     Approve Discharge of Board and Senior M For       For          Management
      anagement
3     Appropriation of Available Earnings for For       For          Management
       Fiscal Year 2021
4     Approve Renewal of Authorized Capital w For       For          Management
      ith or without Exclusion of Preemptive
      Rights
5A    Reelect Glyn A. Barker as Director      For       Against      Management
5B    Reelect Vanessa C.L. Chang as Director  For       For          Management
5C    Reelect Frederico F. Curado as Director For       For          Management
5D    Reelect Chadwick C. Deaton as Director  For       For          Management
5E    Reelect Vincent J. Intrieri as Director For       For          Management
5F    Reelect Samuel J. Merksamer as Director For       For          Management
5G    Reelect Frederik W. Mohn as Director    For       For          Management
5H    Reelect Edward R. Muller as Director    For       For          Management
5I    Reelect Margareth Ovrum as Director     For       For          Management
5J    Reelect Diane de Saint Victor as Direct For       For          Management
      or
5K    Reelect Jeremy D. Thigpen as Director   For       For          Management
6     Reelect Chadwick C. Deaton as Board Cha For       For          Management
      irman
7A    Reappoint Glyn A. Barker as Member of t For       Against      Management
      he Compensation Committee
7B    Reappoint  Vanessa C.L. Chang as Member For       For          Management
       of the Compensation Committee
7C    Reappoint Samuel J. Merksamer as Member For       For          Management
       of the Compensation Committee
8     Designate Schweiger Advokatur / Notaria For       For          Management
      t as Independent Proxy
9     Appoint Ernst & Young LLP as Independen For       For          Management
      t Registered Public Accounting Firm for
       Fiscal Year 2022 and Reelect Ernst & Y
      oung Ltd, Zurich as the Company's Audit
      or for a Further One-Year Term
10    Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
11A   Approve Maximum Remuneration of Board o For       For          Management
      f Directors for the Period Between the
      2022 and 2023 Annual General Meeting in
       the Amount of USD 4.12 Million
11B   Approve Maximum Remuneration of the Exe For       For          Management
      cutive Management Team for Fiscal Year
      2023 in the Amount of USD 26 Million
12    Other Business                          For       Against      Management

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Vistra Corp.

Ticker: VST                  Security ID: 92840M102
Meeting Date: MAY 3, 2022    Meeting Type: Annual
Record Date: MAR 23, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Scott B. Helm            For       For          Management
1.2   Elect Director Hilary E. Ackermann      For       For          Management
1.3   Elect Director Arcilia C. Acosta        For       For          Management
1.4   Elect Director Gavin R. Baiera          For       For          Management
1.5   Elect Director Paul M. Barbas           For       For          Management
1.6   Elect Director Lisa Crutchfield         For       For          Management
1.7   Elect Director Brian K. Ferraioli       For       For          Management
1.8   Elect Director Jeff D. Hunter           For       For          Management
1.9   Elect Director Curtis A. Morgan         For       For          Management
1.10  Elect Director John R. (J.R.) Sult      For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	INVESCO DYNAMIC CREDIT OPPORTUNITY FUND

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
President/Principal Executive Officer

Date	August 4, 2022

*	Please print the name and title of the signing officer below the signature